Financial Risk Management Objectives and Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Basis points	0.50%		0.50%	0.50%
Increase decrease in profit before tax on basis of higher lower basis points	¥ 22,015	$ 3,478	¥ 15,712
Customers with Trade Receivable Balances Over Threshold [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of trade receivables excluding bills receivables	73.80%	73.80%	79.60%
Number of major customers	44	44	38
Threshold of trade receivables excluding bills receivables defining major customer	¥ 1,000	$ 158
People's Republic of China [Member]
Disclosure of detailed information about financial instruments [Line Items]
Number of top customers	20	20	20
People's Republic of China [Member] | Top 20 Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount owed	¥ 57,220		¥ 151,033	$ 9,040
Percentage of trade receivables excluding bills receivables	22.40%	22.40%	51.10%